Summary of significant accounting policies (Policy)	12 Months Ended
Mar. 31, 2015
Summary of significant accounting policies
Principles of consolidation

(a)Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

Use of estimates

(b)Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the establishment of the selling prices of multiple deliverables in revenue arrangements, the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the valuation allowances for receivables and deferred tax assets, the realizability of inventories and the fair values of share-based compensation.

Foreign currency transactions and translation

(c)Foreign currency transactions and translation

The reporting currency of the Company is Renminbi (“RMB”).

The functional currency of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou is RMB and the functional currency of the Company is United States dollars (“US$”). The functional currencies of subsidiaries of the Company outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2015 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.1990, being the spot exchange rate of U.S. dollars in effect on March 31, 2015 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 31, 2015 or at any other date.

Cash and cash equivalents

(d)Cash and cash equivalents

Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2014 and 2015, cash and cash equivalents maintained in the PRC amounted to RMB1,812,007 and RMB2,261,306 (US$364,786), respectively. The Group’s cash and cash equivalents denominated in U.S. dollars, Australian dollars, Renminbi, Hong Kong dollars and Singapore dollars are as follows:

	March 31,
	2014		2015
	Foreign currency	RMB	Foreign currency	RMB

U.S. dollars	398	2,474	28,168	173,419
Australian dollars	242	1,378	1	5
Renminbi	1,812,025	1,812,025	2,261,327	2,261,327
Hong Kong dollars	81,188	64,503	2,361	1,863
Singapore dollars	515	2,521	9	41

Cash and cash equivalents held at financial institutions located in the PRC are uninsured, whereas cash held at financial institutions in Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

Investment securities

(e)Investment securities

Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates such designations at each reporting date.

Trading securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on trading securities are included in earnings.

Available-for-sale equity securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale equity securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale equity securities are determined on a specific-identification basis. Where the fair value of an investment in equity securities is not readily determinable, the investment is stated at cost.

A decline in the market value of available-for-sale securities that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. In determining whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Dividend income is recognized in other income when earned.

Accounts receivable

(f)Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Company’s revenue recognition policies (Note 2(k)). Installments receivable from subscribers which are due for repayment in over one year under the deferred payment option are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for doubtful accounts.

The allowance for doubtful accounts is the Group’s best estimate of the amount of estimated losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowances for doubtful accounts quarterly. Outstanding account balances are reviewed on a pooled basis by ageing of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group’s PRC subsidiaries are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when the related account balances are aged over three years and sufficient evidence is available to prove the debtor’s inability to make payments. For financial reporting purposes, the Company’s PRC subsidiaries generally record write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is recorded and the time the doubtful accounts are written off against the related allowance. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(g)Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or market on a weighted-average basis, and recognized as direct costs when revenue is recognized upon shipment of the donated cord blood units. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets. Consumables and supplies are classified as current assets.

Property, plant and equipment

(h)Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Buildings	37.5 — 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 — 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 — 5 years

No depreciation expense is provided in respect of construction-in-progress.

Interest expense incurred related to the construction of property, plant and equipment is capitalized. The capitalization of interest expense as part of the cost of a qualifying asset commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and is expensed to direct costs upon shipment of the donated cord blood units.

Intangible assets

(i)Intangible assets

Intangible assets represent the operating rights to operate cord blood bank and are stated at the fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset. Amortization expenses are recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the assets or the Group’s estimate that it will recover its carrying amount from future operations could change in the future.

Impairment of long-lived assets

(j)Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2013, 2014 and 2015.

Revenue recognition

(k)Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement (“Agreement”) signed with the customer, the Group charges separate processing fee and storage fees to the customer and such Agreement typically provides for a storage period of eighteen years represented by successive one-year renewal periods. The Group also arranges an insurance policy for customers. The amount of gross storage fees include insurance premiums collected on behalf of a third-party insurance company. The amount attributable to the insurance premiums is included in current and non-current other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect to the insurance policy.

The Agreement is a multiple-element arrangement, which includes (i) the processing of cord blood unit and (ii) the storage of cord blood unit. The Group accounts for the arrangement under the ASC 605-25, Revenue Recognition — Multiple-Element Arrangements. In accordance with ASC 605-25, revenue arrangements that include multiple elements are analyzed to determine whether the deliverables can be divided into separate units of accounting or treated as a single unit of accounting. The consideration received is allocated among the separate units of accounting based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the separate units. In an arrangement with multiple deliverables, the delivered product or service shall be considered a separate unit of accounting when the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Group. Based on evaluation of the criteria, the Group has determined that the cord blood processing services and cord blood storage services are to be accounted for as separate units.

Pursuant to the Agreement, no penalty is charged to customers for early termination of the cord blood storage service.

The Group considers all reasonably available information to allocate the overall arrangement fee to cord blood processing and cord blood storage services based on their relative selling prices.

The Group recognizes processing fee revenue upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period.

During the years ended March 31, 2013, 2014 and 2015, the Group offered its customers three payment options:

(i)Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and the annual storage fee in advance at the beginning of each one-year renewal period;

(ii)Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and an upfront payment of storage fees for a period of eighteen years; and

(iii)Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each one-year renewal period or an upfront payment of storage fees for a period of eighteen years paid by four installments. Certain installment option includes an initial processing fee payment upon delivery of the cord blood unit to the Group’s premises for processing and an incremental annual payment for the consecutive periods, representing a surcharge to the total amount of processing fees payable under payment options (i) and (ii).

Under payment option (iii), installments due for payment beyond one year are classified as non-current accounts receivable. The surcharge payable by customers under the installment plan is recognized as interest income using the effective interest method.

The recognition of storage revenue is ceased when the collectability of the storage fees from the customers is not reasonably assured due to delinquency of payment by the customers. During the years ended March 31, 2013, 2014 and 2015, the Group ceased recognizing storage revenue from subscribers who were delinquent for more than 24 months.

According to the notice jointly issued by the Ministry of Finance and the State Administration of Taxation in November 2011, the taxable service revenue provided by the Group’s three main PRC subsidiaries is subject to Value-Added Tax (“VAT”). Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are subject to VAT effective for periods starting from September 1, 2012, November 1, 2012 and December 1, 2012, respectively. VAT at a general rate of 6% on the invoiced amount is collected on behalf of tax authorities in respect of the services rendered. Prior to those periods, the Group’s three main PRC subsidiaries were subject to business tax at a general rate of 5% of service revenues. Revenue is stated net of VAT or business tax.

Research and development costs

(l)Research and development costs

Research and development costs are incurred for research activities conducted to enhance operating efficiencies, collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. They also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs are expensed as incurred.

Advertising and promotion costs

(m)Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs included in sales and marketing expenses in the consolidated statements of comprehensive income amounted to RMB19,215, RMB30,785 and RMB30,899 (US$4,985) for the years ended March 31, 2013, 2014 and 2015, respectively.

Retirement and other postretirement benefits

(n)Retirement and other postretirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit retirement plans.

Debt issuance costs

(o)Debt issuance costs

Costs incurred by the Company that are directly attributable to the issuance of the convertible notes are deferred and charged to the consolidated statements of comprehensive income using an effective interest rate method from the date the convertible notes were issued to the earliest date the holders of the convertible notes can demand payment, which is five years.

Income taxes

(p)Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

A deferred tax liability is not recognized for the excess of the Company’s financial statements carrying amount over the tax base of its investment in a foreign subsidiary, if the subsidiary has invested or will invest the undistributed earnings indefinitely.

Commitments and contingencies

(q)Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter.

Earnings per share

(r)Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to common shareholders is allocated between ordinary shares and participating securities based on contractual participating rights of security to share in undistributed earnings as if all of the earnings had been distributed.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders, as adjusted to exclude any income or expenses related to dilutive ordinary equivalents shares by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of the ordinary shares issuable upon the exercise of outstanding share options by applying the treasury stock method and the ordinary shares issuable upon the conversion of the convertible notes applying the if-converted method. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

Share-based compensation

(s)Share-based compensation

The Group recognizes share-based payments as compensation cost and measures such cost based on the grant date fair value of the equity instrument issued. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the same as the vesting period.

The service inception date is the date at which the requisite service period begins. The service inception date usually is the grant date; however the service inception date precedes the grant date if (a) an award is authorized, (b) service begins before a mutual understanding of the key terms and conditions of a share-based payment award is reached, and (c) either of the following conditions applies: (1) the award’s terms do not include a substantive future requisite service condition that exists at the grant date, or (2) the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. For the purpose of determining the service inception date, authorization of an award is the date on which all approval requirements are completed unless approval is perfunctory.

Segment reporting

(t)Segment reporting

The Group has one operating segment, as defined by ASC 280, Segment Reporting, which is processing and storage of cord blood units. All of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurement

(u)Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See Note 22 to the consolidated financial statements.

Recently issued accounting standards

(v)Recently issued accounting standards

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (“ASU 2014-08”), which changes the requirements for reporting discontinued operations. ASU 2014-08 limits discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have a major effect on an entity’s operations and financial results. As a result, the Company expects to report fewer discontinued operations under the new standard than would otherwise be reported under previous requirements. ASU 2014-08 is effective for any disposals of components of the Company in annual reporting periods beginning after December 15, 2014, and interim periods within those years.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related disclosures. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter.

In January 2015, the FASB issued ASU 2015-01, Income Statement — Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”), which eliminates the concept of reporting for extraordinary items. ASU 2015-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”), which reduces the number of consolidation models and simplifies the current standard. Entities may no longer need to consolidate a legal entity in certain circumstances based solely on its fee arrangements when certain criteria are met. ASU 2015-02 reduces the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity. ASU 2015-02 is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015.

In April 2015, the FASB issued ASU 2015-03, Interest — Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”), which requires entities to present debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability. ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.